Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS
$629 million Term Loan Facility
In November 2019, the Company received commitments from a syndicate of banks and the Export-Import Bank of Korea ("KEXIM") for a $629 million financing for the five newbuildings scheduled for delivery in 2020 (the "$629 Million Term Loan Facility"). The facility agreement was signed in February 2020. The facility is divided into a commercial bank loan of $250 million (the "Commercial Loan"), a KEXIM guaranteed loan, funded by commercial banks, of $189.1 million (the "KEXIM Guaranteed Loan") and a KEXIM direct loan of $189.9 million (the "KEXIM Direct Loan").
The amount available for drawdown upon delivery of each vessel is limited to the lower of (i) 65% of the fair market value of the relevant vessel and (ii) $125.8 million. The facility includes an accordion option of up to $10 million per vessel subject acceptable long-term employment. Further, the Company may request to replace any two of the vessels with the two vessels scheduled for delivery in 2021.
The combined repayment profile for the KEXIM Guaranteed Loan and the KEXIM Direct Loan is 12 years, while the Commercial Loan is structured as a non-amortizing loan, giving an overall repayment profile for the facility of 20 years. The Commercial Loan bears interest at LIBOR plus a margin of 2.35% per annum and has a term of five years from delivery of the final vessel. The KEXIM Guaranteed Loan bears interest at LIBOR plus a margin of 1.2% per annum and the KEXIM Direct Loan at LIBOR plus a margin of 2.25% per annum. The KEXIM Guaranteed Loan has a term of 6 years from delivery of each vessel and the KEXIM Direct Loan a term of 12 years from delivery of each vessel, provided however that these loans will mature at the same time as the Commercial Loan if the Commercial Loan has not been refinanced at terms acceptable to the lenders.
The facility includes a minimum value clause, and financial covenants that will require the Company, on a consolidated basis, to maintain: a book equity ratio of minimum 0.25 to 1; a positive working capital; and minimum liquidity, including undrawn credit lines with a remaining term of at least 6 months, being the higher of $25 million and an amount equal to 5% of total interest bearing debt, net of any cash and cash equivalents.
The facility remains subject to customary closing conditions and is expected to be drawn upon delivery of the vessels from the relevant shipyard.
Interest Rate Swap Transactions
Between January and March 2020, we entered into seven interest rate swap transactions: four have a total notional principal of $225 million with concurrent effective dates of July 2020 and concurrent maturity of July 2025; and three have a total notional principal of $85 million with a concurrent effective date of September 2020 and concurrent maturity of September 2025. The transactions all swapped a floating rate to a fixed rate with a combined weighted average interest rate of 1.32%.
Dividend
On February 25, 2020, the Company’s Board of Directors declared a cash dividend for the fourth quarter of 2019 of $0.10 per share. The dividend was paid on March 25, 2020, to shareholders on record as of March 10, 2020.

Time Charter Extensions

In January 2020, a 12-month extension option was exercised by the charterer under the time-charter agreement for Flex Enterprise, giving a firm period until the end of the first quarter 2021.

Appointment of Chief Commercial Officer and issuance of Share Options

On April 2, 2020, the Company issued 45,000 share options to Ben Martin in connection with his appointment as Chief Commercial Officer as from April 1, 2020. The share options will have a five-year term and will vest equally one third over a three-year vesting period. The options have an exercise price of: $5.10 for those vesting after one year; $7.60 for those vesting after two years; and $10.20 for those vesting after three years.

Coronavirus (COVID-19)

The Company’s business could be materially and adversely affected by the risks, or the public perception of the risks and travel restrictions related to the novel coronavirus (COVID-19) pandemic. The Company is unable to reasonable predict the estimated length or severity of the COVID-19 pandemic on future operating results.